UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 22549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2012

Check here if Amendment [   ]; Amendment Number:  ______
  This Amendment (Check only one):[  ]  is a restatement.
					    [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:  		iAB Financial Bank Wealth Management
Address:	9031 Stellhorn Crossing Parkway
		Fort Wayne, IN 46815


Form 13F File Number:   	028-14065

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sherri Chaney
Title: Assistant Vice President & Trust Officer
Phone: (260) 469-6309

Signature, Place, and Date of Signing:


			   Fort Wayne, Indiana	01/14/2013


Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:	   0

Form 13F Information Table Entry Total:	  79

Form 13R Information Table Value Total:	 87,897
					 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13R file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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FORM 13F INFORMATION TABLE
                                   Title of          	   Value     	 Share of
Name of Issurer                    Class    Cusip         (X1000)    	Prn Amt    Sh/Prn     Discretion      Put/Call        Voting
AFLAC Common                       COM      001055102       2,396       45,100       SH       SOLE                            SOLE
Abbott Labs Common                 COM      002824100       1,645       25,120       SH       SOLE                            SOLE
Apache Corp Common                 COM      037411105         497        6,335       SH       SOLE                            SOLE
Apple Inc Common                   COM      037833100       2,431        4,569       SH       SOLE                            SOLE
Automatic Data Processing Inc      COM      053015103         273        4,800       SH       SOLE                            SOLE
BB&T Common                        COM      054937107         261        8,950       SH       SOLE                            SOLE
Becton Dickinson Common            COM      075887109         221        2,825       SH       SOLE                            SOLE
Berkshire Hathaway Inc             CL A     084670108         670            5       SH       SOLE                            SOLE
Berkshire Hathaway Cl B new        CL B     084670702         242        2,700       SH       SOLE                            SOLE
BHP Billiton Limited Spd ADR       SPD ADR  088606108       1,741       22,200       SH       SOLE                            SOLE
Blackrock Inc Common               COM      09247X101         346        1,675       SH       SOLE                            SOLE
CVS Caremark Common                COM      126650100       1,754       36,285       SH       SOLE                            SOLE
Canadian Natl RR Co                COM      136375102       1,784       19,600       SH       SOLE                            SOLE
Caterpillar Inc Common             COM      149123101       1,745       19,475       SH       SOLE                            SOLE
Cenovus Energy Inc.                COM      15135U109         555       16,550       SH       SOLE                            SOLE
ChevronTexaco Corp common          COM      166764100       1,787       16,525       SH       SOLE                            SOLE
Cincinnati Financial Corp          COM      172062101         234        5,979       SH       SOLE                            SOLE
Cisco Sys Inc Common               COM      17275R102         393       20,000       SH       SOLE                            SOLE
Coca-Cola Co Common                COM      191216100         300        8,280       SH       SOLE                            SOLE
Colgate-Palmolive Common           COM      194162103         951        9,100       SH       SOLE                            SOLE
ConocoPhillips common              COM      20825C104         758       13,073       SH       SOLE                            SOLE
Costco Whsl Corp New               COM      22160K105         267        2,700       SH       SOLE                            SOLE
Cummins Inc                        COM      231021106       2,338       21,575       SH       SOLE                            SOLE
Darden Restaurants Inc             COM      237194105         321        7,125       SH       SOLE                            SOLE
Deere & Co                         COM      244199105         352        4,075       SH       SOLE                            SOLE
Dominion Res Inc Va New Com        COM      25746U109         473        9,125       SH       SOLE                            SOLE
Du Pont Nemours & Co Com           COM      263534109         435        9,665       SH       SOLE                            SOLE
Emerson Electric Co                COM      291011104       1,212       22,885       SH       SOLE                            SOLE
Exxon Mobil Corp Common            COM      30231G102       2,160       24,957       SH       SOLE                            SOLE
Franklin Electric Inc Com          COM      353514102      15,415      248,500       SH       SOLE                            SOLE
Google Cl A                        CL A     38259P508         474          670       SH       SOLE                            SOLE
Intel Corp Common                  COM      458140100       1,026       49,772       SH       SOLE                            SOLE
International Business Machs       COM      459200101         259        1,350       SH       SOLE                            SOLE
iShares S&P US Pfd Stk Index       PFD IDX  464288687         289        7,290       SH       SOLE                            SOLE
JPMorgan Chase & Co com            COM      46625H100       4,560      103,700       SH       SOLE                            SOLE
Johnson & Johnson Common           COM      478160104         329        4,700       SH       SOLE                            SOLE
Lincoln Natl Corp Ind Common       COM      534187109         421       16,260       SH       SOLE                            SOLE
Market Vectors Pref Finls ETF      PFD      57061R791         241       11,750       SH       SOLE                            SOLE
McDonalds Corp Common              COM      580135101         597        6,770       SH       SOLE                            SOLE
Medtronic Inc, Common              COM      585055106         322        7,850       SH       SOLE                            SOLE
Microsoft Corp.                    COM      594918104         634       23,750       SH       SOLE                            SOLE
Mosaic Co.                         COM      61945C103         254        4,490       SH       SOLE                            SOLE
National Fuel Gas Co Com           COM      636180101         253        5,000       SH       SOLE                            SOLE
Nextera Energy Inc                 COM      65339F101         211        3,050       SH       SOLE                            SOLE
Novartis Sponsored ADR             SPD ADR  66987V109         665       10,500       SH       SOLE                            SOLE
Pepsico Inc, Common                COM      713448108       2,313       33,804       SH       SOLE                            SOLE
Philip Morris Intl Common          COM      718172109         315        3,770       SH       SOLE                            SOLE
Phillips 66                        COM      718546104         458        8,625       SH       SOLE                            SOLE
Praxair Inc Common                 COM      74005P104         679        6,200       SH       SOLE                            SOLE
Procter & Gamble Common            COM      742718109       1,579       23,262       SH       SOLE                            SOLE
Qualcomm Inc, Common               COM      747525103         835       13,500       SH       SOLE                            SOLE
Quest Diagnostics Inc              COM      74834L100         558        9,575       SH       SOLE                            SOLE
SPDR Gold Trust Shares             GOLD SHS 78463V107         401        2,475       SH       SOLE                            SOLE
SPDR Dow Jones Global RE           ETF      78463X749         573       13,600       SH       SOLE                            SOLE
Schlumberger Ltd Common            COM      806857108         870       12,560       SH       SOLE                            SOLE
Southern Co                        COM      842587107         231        5,400       SH       SOLE                            SOLE
Stryker Corp                       COM      863667101       1,648       30,062       SH       SOLE                            SOLE
Suncor Energy Inc                  COM      867224107         843       25,550       SH       SOLE                            SOLE
Target Corp, Common                COM      87612E106         529        8,940       SH       SOLE                            SOLE
3M Co                              COM      88579Y101         703        7,575       SH       SOLE                            SOLE
Tractor Supply Co                  COM      892356106         265        3,000       SH       SOLE                            SOLE
United Parcel Svc Cl B             CL B     911312106         310        4,200       SH       SOLE                            SOLE
United Technologies Common         COM      913017109       1,592       19,415       SH       SOLE                            SOLE
Unitedhealth Group Inc.            COM      91324P102         735       13,550       SH       SOLE                            SOLE
Valero Energy Corp                 COM      91913Y100         464       13,600       SH       SOLE                            SOLE
Vanguard Total Intnl Stock ETF     STK IDX  921909768         847       18,000       SH       SOLE                            SOLE
Vanguard Interm Term Bd Etf        ETF      921937819         238        2,695       SH       SOLE                            SOLE
Vanguard MSCI EAFE ETF             ETF      921943858         255        7,230       SH       SOLE                            SOLE
Vanguard Global Ex-US RE ETF       ETF      922042676         366        6,650       SH       SOLE                            SOLE
Vanguard Emerging Mrkt ETF         ETF      922042858       2,424       54,425       SH       SOLE                            SOLE
Vanguard Information Tech ETF      ETF      92204A702       3,343       48,365       SH       SOLE                            SOLE
Vanguard REIT Index                ETF      922908553       1,103       16,765       SH       SOLE                            SOLE
Vanguard Mid Cap ETF               ETF      922908629       2,150       26,075       SH       SOLE                            SOLE
Vanguard Small Cap ETF             ETF      922908751       2,142       26,475       SH       SOLE                            SOLE
Verizon Communications Inc         COM      92343V104         798       18,442       SH       SOLE                            SOLE
Visa Common Cl A                   CL A     92826C839       2,238       14,765       SH       SOLE                            SOLE
Vodafone Grp Spd ADR - New         SPD ADR  92857W209         200        7,940       SH       SOLE                            SOLE
Wells Fargo & Co New Com           COM      949746101       1,111       32,494       SH       SOLE                            SOLE
Accenture                          CL A     G1151C101         289        4,350       SH       SOLE                            SOLE


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